CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 624,724	$ 1,727,763	$ 2,592,945	$ 3,505,330
Accounts receivable, net	619,412	142,229
Other receivables, net	67,059	1,670,681
Advances to suppliers - third parties	598,095	1,603,566
Advance to supplier - related party	875,044	1,498,627
Inventories, net	3,975,114	4,083,338
Current assets held for discontinued operation	70,093	2,663,313
Total Current Assets	6,829,541	13,389,517
Property and equipment, net	2,249,185	2,694,167
Intangible assets, net	4,448,804	5,014,470
Long-term prepaid expenses	308,925	142,377
Other assets held for discontinued operation	0	1,651
Total Assets	13,836,455	21,242,182
CURRENT LIABILITIES:
Short-term borrowings	1,541,000	2,440,500
Short-term borrowings -related party	2,175,892	0
Accounts payable	275,551	67,094
Advances from customers	42,980	61,443
Accrued expenses and other current liabilities	1,798,354	460,613
Taxes payable	114,112	134,814
Warranty obligation	11,708	134,220
Current liabilities held for discontinued operation	407,257	351,684
Total Current Liabilities	6,366,854	3,650,368
OTHER LIABILITIES
Warrants liability	162,736	553,060
Total Liabilities	6,529,590	4,203,428
Commitments and Contingency
Equity
Common shares, $0.002731 par value, 18,307,038 shares authorized, 6,194,475 and 5,808,675 shares issued and outstanding at December 31, 2015 and 2014, respectively	16,918	15,864
Additional paid in capital	19,810,905	18,719,965
Retained earnings	(16,377,900)	(6,154,770)
Accumulated other comprehensive income	2,989,116	3,400,199
Total Dehaier Medical Systems Limited shareholders' equity	6,439,039	15,981,258
Non-controlling interest	867,826	1,057,496
Total equity	7,306,865	17,038,754	$ 37,678,624	$ 34,068,296
Total liabilities and equity	$ 13,836,455	$ 21,242,182